Description of Long Term Debt (Detail) - USD ($) $ in Thousands		May 31, 2019	May 31, 2018
Debt Instrument [Line Items]
Debt		$ 2,525,908	$ 2,174,144
Less: current portion		552,446	3,501
Long-term debt, less current maturities		1,973,462	2,170,643
Revolving Credit Facility
Debt Instrument [Line Items]
Debt	[1]	336,442	235,774
Accounts Receivable Securitization Program with Two Banks, through May 8, 2020
Debt Instrument [Line Items]
Debt	[2]	99,887
Unsecured 6.125% senior notes due October 15, 2019
Debt Instrument [Line Items]
Debt	[3]	450,454	451,658
Unsecured 2.25% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt			196,865
Unsecured 3.45% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt		299,257	295,596
Unsecured 3.75% notes due March 15, 2027
Debt Instrument [Line Items]
Debt	[4]	396,586	396,110
Unsecured 4.55% senior notes due March 1, 2029
Debt Instrument [Line Items]
Debt	[5]	346,006
Unsecured 5.25% notes due June 1, 2045
Debt Instrument [Line Items]
Debt	[6]	298,589	298,514
Unsecured 4.25% notes due January 15, 2048
Debt Instrument [Line Items]
Debt	[7]	296,467	296,344
Other Borrowings
Debt Instrument [Line Items]
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2021		$ 2,220	$ 3,283

[1]	Interest at May 31, 2019 was tied to LIBOR and averaged 3.6805% for USD denominated debt ($14,268), 2.69% for AUD denominated debt ($34,558), 3.23% on CAD denominated debt ($131,738) and 1.25% on EUR denominated debt ($159,745). Interest was tied to AUD at May 31, 2018, and averaged 2.925% for AUD denominated debt ($23,309) and 0.675% on EUR denominated debt ($213,708). At May 31, 2019 and 2018, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $3.9 million and $1.2 million, respectively.
[2]	At May 31, 2019, the accounts receivable securitization program is adjusted for debt issuance cost, net of amortization, for approximately $0.1 million.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $0.7 million and $2.3 million at May 31, 2019 and 2018, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.2 million and $0.6 million, respectively.
[4]	The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount, which approximated $0.4 million and $0.5 million at May 31, 2019 and 2018, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 3.767%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.0 million and $3.4 million, respectively.
[5]	The $350.0 million aggregate principal amount of the notes due 2029 is adjusted for the amortization of the original issue discount, which approximated $0.5 million at May 31, 2019. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, was 4.568%. At May 31, 2019, the notes were adjusted for debt issuance costs, net of amortization, for approximately $3.5 million.
[6]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.4 million at May 31, 2019 and 2018. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.0 million at May 31, 2019 and 2018. The premium effectively increased the proceeds from the financing. The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%. At May 31, 2019 and 2018, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.0 million and $3.1 million, respectively.
[7]	The $300.0 million face amount of the notes due 2048 is adjusted for the debt issuance cost, net of amortization, which approximated $3.5 million and $3.6 million at May 31, 2019 and 2018, respectively. The effective interest rate on the notes is 4.25%.